Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2015
Registrant Name	Dreyfus International Funds, Inc.
Central Index Key	0000897469
Amendment Flag	false
Document Creation Date	Sep. 25, 2015
Document Effective Date	Oct. 01, 2015
Prospectus Date	Oct. 01, 2015
Dreyfus Emerging Markets Fund | Class A
Prospectus:
Trading Symbol	DRFMX
Dreyfus Emerging Markets Fund | Class C
Prospectus:
Trading Symbol	DCPEX
Dreyfus Emerging Markets Fund | Class I
Prospectus:
Trading Symbol	DRPEX
Dreyfus Emerging Markets Fund | Class Y
Prospectus:
Trading Symbol	DYPEX